Loans receivable, net (Past Due Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due	$ 98
Financing Receivable, Recorded Investment, Current	572
Notes, Loans and Financing Receivable, Net, Current	670
Financing Receivables, 1 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	2
Financing Receivables, 90 to 179 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	0
Financing Receivables, 180 to 365 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	96
Financing Receivables, Equal to Greater than 365 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	$ 0